SCHEDULE 1 - CONDENSED FINANCIAL STATEMENTS OF THE COMPANY	12 Months Ended
Dec. 31, 2010
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENTS OF THE COMPANY [Abstract]
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
Balance Sheets
(In thousands, except for shares)

	As of December 31,
	2009	2010	2010
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	43,490	109,393	16,575
Other receivables	3,057	2,034	308
Amounts due from subsidiaries	1,011,289	1,539,092	233,196

Total current assets	1,057,836	1,650,519	250,079
Non-current assets:
Investment in subsidiaries	947,610	1,436,221	217,609

Total assets	2,005,446	3,086,740	467,688

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	10,030	12,557	1,903
Amounts due to subsidiaries	3,608	13,199	2,000

Total liabilities	13,638	25,756	3,903
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 912,497,726 and 1,002,977,326 as of December 31, 2009 and 2010, respectively)	7,036	7,649	1,159
Additional paid-in capital	1,604,774	2,261,849	342,704
Statutory reserves	103,877	136,681	20,709
Retained earnings	348,663	738,165	111,843
Accumulated other comprehensive loss	(72,542)	(83,360)	(12,630)

Total shareholders’ equity	1,991,808	3,060,984	463,785

Total liabilities and shareholders’ equity	2,005,446	3,086,740	467,688

Statements of Operations
(In thousands)

	Year Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US$
General and administrative expenses	(63,757)	(18,749)	(26,705)	(4,046)
Interest income	17,089	896	450	68
Equity in earnings of subsidiaries	238,405	318,694	448,563	67,964

Net income	191,737	300,841	422,308	63,986

Statements of Equity and Comprehensive Income (Loss)
(In thousands, except for shares)

					(Accumulated	Accumulated
	Share Capital		Additional		deficit)	other
	Number of		Paid-in	Statutory	retained	comprehensive (loss)		Comprehensive
	Share	Amounts	Capital	Reserves	earnings	income	Total	(loss) income
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2008	912,497,726	7,036	1,621,064	47,903	(87,941)	(21,150)	1,566,912	132,387

Share-based compensation	—	—	45,659	—	—	—	45,659
Net income	—	—	—	—	191,737	—	191,737	191,737
Provision for statutory reserves	—	—	—	23,334	(23,334)	—	—
Foreign currency translation	—	—	—	—	—	(52,660)	(52,660)	(52,660)

Balance as of December 31, 2008	912,497,726	7,036	1,666,723	71,237	80,462	(73,810)	1,751,648	139,077

Share-based compensation	—	—	6,609	—	—	—	6,609
Net income	—	—	—	—	300,841	—	300,841	300,841
Dividends	—	—	(68,558)	—	—	—	(68,558)
Provision for statutory reserves	—	—	—	32,640	(32,640)	—	—
Foreign currency translation	—	—	—	—	—	1,268	1,268	1,268

Balance as of December 31, 2009	912,497,726	7,036	1,604,774	103,877	348,663	(72,542)	1,991,808	302,109
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	—	22,211
Net income	—	—	—		422,308	—	422,308	422,308
Dividends	—	—	(80,985)	—	—	—	(80,985)
Provision for statutory reserves	—	—	—	32,806	(32,806)	—	—
Foreign currency translation	—	—	—	—	—	(10,818)	(10,818)	(10,818)
Others	—	—	(93)	(2)	—	—	(95)

Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	136,681	738,165	(83,360)	3,060,984	411,490

Balance as of December 31, 2010 in US$		1,159	342,704	20,709	111,843	(12,630)	463,785	62,347

Statements of Cash Flows
(In thousands)

	Year Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	191,737	300,841	422,308	63,986
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in earnings of subsidiaries	(238,405)	(318,694)	(448,563)	(67,964)
Compensation expenses associated with stock options	45,659	6,609	22,211	3,365
Changes in operating assets and liabilities:
Other receivables	2,004	(459)	1,023	155
Other payables	8,564	(2,547)	2,527	383

Net cash generated from (used in) operating activities	9,559	(14,250)	(494)	(75)

Cash flows from investing activities
Increase in investment in subsidiaries	(36,989)	(5,653)	(40,143)	(6,082)
Advances to subsidiaries	(664,893)	(198,132)	(518,212)	(78,517)

Net cash used in investing activities	(701,882)	(203,785)	(558,355)	(84,599)

Cash flows from financing activities:
Proceeds from share issuances	—	—	743,767	112,692
Proceeds on exercise of stock options	—	—	10,075	1,527
Share repurchase	—	—	(37,287)	(5,650)
Dividends paid	—	(68,558)	(80,985)	(12,270)

Net cash generated from (used in) financing activities	—	(68,558)	635,570	96,299

Net increase (decrease) in cash and cash equivalents	(692,323)	(286,593)	76,721	11,625
Cash and cash equivalents at beginning of year	1,073,798	328,815	43,490	6,588
Effect of exchange rate changes on cash and cash equivalents	(52,660)	1,268	(10,818)	(1,638)

Cash and cash equivalents at end of year	328,815	43,490	109,393	16,575

Note to Schedule 1
(In thousands, except for shares)
Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as if the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2010, RMB1,490,552 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company has been presented for the years ended December 31, 2009 and 2010.
CISG undertook a separate restructuring in anticipation of an initial public offering involving a holding company (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007. The Company became the ultimate holding company upon completion of a 10,000-for-1 share exchange with the existing shareholders of CISG on July 31, 2007. The exchange was accounted for as a reverse merger on the basis that CISG was the accounting acquirer.